Available-for-Sale Marketable Securities - Additional Information (Detail) - Cara Therapeutics, Inc. $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) position
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale marketable securities | $	$ 0	$ 48,983
Available-for-sale allowance for credit loss | $	0	0
Available-for-sale unrealized credit losses | $	0	$ 0
Number of available-for-sale marketable securities in unrealized loss positions		3
Total number of positions		9
U.S. Government Agency Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale marketable securities | $		$ 7,238
Number of available-for-sale marketable securities in unrealized loss positions		2
Total number of positions		2
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale marketable securities | $	$ 0	$ 4,499
Number of available-for-sale marketable securities in unrealized loss positions		1
Total number of positions		2